Concentrations of Credit Risk and Major Customers (Details Textual)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Customer [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Customer, concentration risk, description	Customers accounting for 10% or more.		Customers accounting for 10% or more.	Customers accounting for 10% or more.
Suppliers [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Supplier, concentration risk, description	Suppliers accounting for 10% or more.		Suppliers accounting for 10% or more.	Suppliers accounting for 10% or more.
Customer B [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage		[1]	10.89%	12.67%
Account payable [Member] | Suppliers [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage	10.00%		10.00%
Accounts Receivable [Member] | Customer B [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage			14.77%
Accounts Receivable [Member] | Customer E [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage	21.69%		15.76%
Accounts Receivable [Member] | Customer F [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage	33.92%

[1]	Less than 10%